REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	9 Months Ended
Sep. 30, 2021
Aldel Financial Inc.
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with the preparation of the Company’s financial statements as of September 30, 2021, management determined it should revise its previously reported financial statements. The Company determined, at the closing of the Company’s Initial Public Offering and shares sold pursuant to the exercise of the underwriters’ overallotment, it had improperly valued its Class A common shares subject to possible redemption. The Company previously determined the Class A common shares subject to possible redemption to be equal to the redemption value of $10.10 per Class A common share while also taking into consideration a redemption cannot result in net tangible assets and total shareholder equity being less than $5,000,001. Management determined that the Class A common shares issued during the Initial Public Offering and pursuant to the exercise of the underwriters’ overallotment can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that the redemption value should include all Class A common shares subject to possible redemption, resulting in the Class A common shares subject to possible redemption being equal to their redemption value. As a result, management has revised the presentation of temporary equity and permanent equity for the second quarter of 2021. This resulted in an adjustment to the initial carrying value of the Class A common shares subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A common shares.

There has been no change in the Company’s total assets, liabilities, or operating results. The impact of the revision on the Company’s financial statements is reflected in the following table.

	As previously
	reported	Adjustment	As Revised
Balance sheet as of June 30, 2021
Class A common stock subject to possible redemption	$106,231,750	$9,918,249	$116,150,000
Class A common stock	156	(98)	58
Class B common stock	287	—	287
Additional paid-in capital	6,606,539	(6,606,539)	—
Accumulated deficit	(1,606,972)	(3,311,613)	(4,918,585)
Total Stockholders’ Equity (Deficit)	$5,000,010	$(9,918,250)	$(4,918,240)